SHARE CAPITAL, EARNINGS PER SHARE AND DIVIDENDS - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of common shares outstanding, shares	268,235,077	268,693,589
Effect of dilutive stock options, shares	1,219,713	903,690
Weighted average number of common shares outstanding for diluted earnings per share calculation, shares	269,454,790	269,597,279